Note 5 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2018
Notes
Note 5 - Commitments and Contingencies

Note 5 – Commitments and Contingencies

The Company is, and expects in the future to be, involved in various legal proceedings incidental to its business from time to time.  Management makes provisions in its financial statements for legal, regulatory, and other contingencies when, in the opinion of Management, a loss is probable and reasonably estimable.  At September 30, 2018, no such known proceedings or amounts, individually or in the aggregate, were expected to have a material impact on the Company or its financial condition or results of operations.